Deferred income	12 Months Ended
Dec. 31, 2022
Deferred Income [Abstract]
Deferred income

18. Deferred income

	December 31,	December 31,
	2022	2021
Upfront payment	932,200	—
Total deferred income	932,200	—

Deferred income includes an upfront payment of $ 1 million (CHF 0.9 million) related to the exclusive licensing and distribution agreement with Nuance for Bentrio® in the defined territory. Revenue recognition for the upfront payment is deferred until transfer of production to Nuance, which will occur 4 years after Nuance obtaining the first national registration of Bentrio® in the territory or upon Nuance’s cumulative orders for Bentrio® reaching a contractually defined minimum quantity of Bentrio® from the Company, whichever comes later. The upfront payment described above was incorrectly recorded as revenue in the Unaudited Condensed Consolidated Interim Financial Statements of the Company as of June 30, 2022 and for the six months ended June 30, 2022, furnished with the Securities and Exchange Commission on November 30, 2022. The foregoing information will be presented in accordance with the treatment used herein in the comparatives included in the June 30, 2023 financial statements, and we will reflect the correct treatment in restated financial statements as of June 30, 2022 and for the six months ended June 30, 2022 to be filed with a Form 6-K/A following the issuance of this Form 20-F.